Share-based compensation, Weighted Average Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2017 CHF (SFr) shares yr	Dec. 31, 2016 CHF (SFr) shares yr	Dec. 31, 2015 CHF (SFr) shares yr	Dec. 31, 2014 yr
Number of Options [Abstract]
Outstanding at beginning of period (in shares) | shares	1,687,900	3,597,000	4,006,500
Forfeited during the year (in shares) | shares	(1,750)	(106,000)	(23,250)
Cancelled during the year (in shares) | shares	(31,250)	(19,250)	(15,250)
Exercised during the year (in shares) | shares	(571,775)	(2,069,100)	(594,250)
Granted during the year (in shares) | shares	276,766	285,250	223,250
Outstanding at end of period (in shares) | shares	1,359,891	1,687,900	3,597,000
Exercisable (in shares) | shares	900,474	1,284,525	3,032,500
Weighted Average Exercise Price [Abstract]
Outstanding at beginning of period (in CHF per share) | SFr	SFr 0.14548	SFr 0.14548	SFr 0.21668
Forfeited during the year (in CHF per share) | SFr	0.14548	0.14548	0.14548
Cancelled during the year (in CHF per share) | SFr	0.14548	0.14548	0.14548
Exercised during the year (in CHF per share) | SFr	0.14548	0.14548	0.14548
Granted during the year (in CHF per share) | SFr	9.70	0.14548	0.14548
Outstanding at end of period (in CHF per share) | SFr	2.09	0.14548	0.14548
Exercisable (in CHF per share) | SFr	SFr 0.39	SFr 0.14548	SFr 0.14548
Weighted Average Remaining Term (Years) [Abstract]
Weighted average remaining term (years) | yr	5.8	5.6	3.6	4.5
Exercisable | yr	4.3	6.5	3.4